UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number            811- 03651

Touchstone Strategic Trust – March 53 Funds
(Exact name of registrant as specified in charter)

303 Broadway, Suite 1100

Cincinnati, Ohio 45202-4203
(Address of principal executive offices) (Zip code)

Jill T. McGruder

303 Broadway, Suite 1100

Cincinnati, Ohio 45202-4203
(Name and address of agent for service)

Registrant's telephone number, including area code:     800-638-8194

Date of fiscal year end: July 31

Date of reporting period: October 31, 2012

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

Portfolio of Investments

Touchstone International Value Fund – October 31, 2012 (Unaudited)

		Market
	Shares	Value
Common Stocks — 96.9%

United Kingdom — 26.5%
Anglo American PLC	62,898	$1,931,591
Barclays PLC	535,131	1,964,631
BP PLC	512,446	3,665,940
Dairy Crest Group PLC	253,147	1,455,962
DS Smith PLC	449,728	1,548,760
Imperial Tobacco Group PLC	118,539	4,476,273
Invensys PLC	602,072	2,213,307
National Grid PLC	276,705	3,154,777
Royal Dutch Shell PLC	98,622	3,381,695
Sage Group PLC (The)	282,286	1,415,370
Vodafone Group PLC	1,410,680	3,830,214
		29,038,520
Japan — 15.1%
Amada Co. Ltd.	264,000	1,339,346
Canon, Inc.	71,700	2,315,453
ITOCHU Corp.	312,800	3,130,743
Mabuchi Motor Co. Ltd.	42,800	1,812,151
Mori Seiki Co. Ltd.	84,400	528,623
Nintendo Co. Ltd.	4,400	566,604
Sumitomo Corp.	186,500	2,541,801
Toshiba TEC Corp.	113,000	527,984
Yokogawa Electric Corp.	327,400	3,723,903
		16,486,608
China — 8.1%
ABB Ltd.	73,572	1,325,607
ABB Ltd. ADR	34,700	626,682
Helvetia Holding AG	4,025	1,411,105
Novartis AG	60,349	3,632,086
Zurich Insurance Group AG	7,362	1,814,216
		8,809,696
France — 7.3%
Casino Guichard Perrachon SA	26,931	2,351,995
GDF Suez	45,036	1,033,496
Sanofi	39,525	3,474,422
UBISOFT Entertainment*	126,845	1,178,651
		8,038,564
Singapore — 6.8%
Jardine Cycle & Carriage Ltd.	121,000	4,884,440
United Overseas Bank Ltd.	168,000	2,516,281
		7,400,721
Norway — 6.3%
DNB ASA	200,401	2,502,684
Marine Harvest ASA*	2,921,670	2,295,806
Orkla ASA	239,167	1,891,925
Seadrill Ltd.	3,592	145,411
		6,835,826
Germany — 5.2%
Deutsche Boerse AG	36,306	1,965,132
MTU Aero Engines Holding AG	44,143	3,706,429
		5,671,561
Italy — 3.9%
Eni SpA	79,091	1,815,510
Finmeccanica SpA*	114,114	565,305
Snam SpA	435,508	1,927,137
		4,307,952
United States — 3.5%
Philip Morris International, Inc.	43,800	3,878,928
Bermuda — 2.9%
Seadrill Ltd.†	43,600	1,758,824
Yue Yuen Industrial Holdings Ltd.	414,500	1,430,684
		3,189,508
Brazil — 2.8%
Brookfield Incorporacoes SA	565,200	987,894
Embraer SA ADR	73,400	2,048,594
		3,036,488
Netherlands — 2.2%
ING Groep NV*	276,043	2,438,705
Korea — 1.8%
Shinhan Financial Group Co. Ltd.	56,650	1,945,298
Spain — 1.7%
Banco Santander SA	254,288	1,908,017
Israel — 1.3%
Teva Pharmaceutical Industries Ltd. ADR	35,000	1,414,700
Luxembourg — 0.8%
ArcelorMittal	44,388	657,604
Oriflame Cosmetics SA-SDR	7,138	196,936
		854,540
Denmark — 0.7%
Danske Bank AS*	50,925	796,346
Austria — 0.0%
Erste Group Bank AG*	1,000	25,113
Total Common Stocks		$106,077,091

	Number
	of
	Rights
Rights — 0.0%
Banco Santander SA, Expiration 10/31/12	254,288	50,098
Investment Funds — 2.9%
Invesco Government & Agency
Portfolio, Institutional Class**	523,438	523,438
Touchstone Institutional Money Market Fund^	2,621,636	2,621,636
Total Investment Funds		$3,145,074

2

Touchstone International Value Fund (Continued)

Market
Value

Total Investment Securities —99.8%
(Cost $112,680,806)	$109,272,263

Other Assets in Excess of Liabilities — 0.2%	220,728

Net Assets — 100.0%	$109,492,991

†	All or a portion of the security is on loan. The total value of the securities on loan as of October 31, 2012 was $516,271.

*	Non-income producing security.

**	Represents collateral for securities loaned.

^	Affiliated Fund.

Portfolio Abbreviations:

ADR - American Depositary Receipt

PLC - Public Limited Company

SDR - Special Drawing Rights

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolio of Investments.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Common Stocks	$106,077,091	$—	$—	$106,077,091
Rights	50,098	—	—	50,098
Investment Funds	3,145,074	—	—	3,145,074
				$109,272,263

% of Net
Industry Allocation	Assets
Industrials	19.9%
Financials	17.7
Consumer Staples	13.4
Energy	9.8
Information Technology	8.9
Health Care	7.8
Consumer Discretionary	6.7
Utilities	5.6
Materials	3.8
Telecommunication Services	3.5
Investment Funds	2.9
Total	100.0%

See accompanying Notes to Portfolio of Investments.

3

Portfolio of Investments

Touchstone Micro Cap Value Fund – October 31, 2012 (Unaudited)

		Market
	Shares	Value
Common Stocks — 91.2%

Financials — 29.6%
American Equity Investment Life Holding Co.	34,439	$396,394
Berkshire Hills Bancorp, Inc.	19,655	461,499
BofI Holding, Inc.*	22,890	643,667
CapLease, Inc. REIT	93,680	480,578
Center Bancorp, Inc.	29,243	333,078
Dime Community Bancshares, Inc.	34,570	501,265
EMC Insurance Group, Inc.	20,580	460,580
Gladstone Capital Corp.	32,383	288,209
Gladstone Commercial Corp. REIT	19,400	357,542
Hanmi Financial Corp.*	34,140	423,677
Independent Bank Corp. Rockland MA	13,487	398,001
JMP Group, Inc.	34,150	189,191
MainSource Financial Group, Inc.	36,258	453,950
Meadowbrook Insurance Group, Inc.	57,403	322,605
Monmouth Real Estate Investment Corp. - Class A REIT	46,646	517,771
MVC Capital, Inc.	25,222	311,745
NGP Capital Resources Co.	48,052	352,221
Northrim BanCorp, Inc.	10,636	239,629
Renasant Corp.	26,452	486,981
Safeguard Scientifics, Inc.*	20,870	330,790
Simmons First National Corp. - Class A	13,688	340,694
Sterling BanCorp. NY	44,219	422,291
SWS Group, Inc.*	47,341	269,370
UMH Properties, Inc. REIT	17,410	182,979
ViewPoint Financial Group, Inc.	26,891	559,333
Washington Trust Bancorp, Inc.	18,513	499,667
WSFS Financial Corp.	8,942	378,738
		10,602,445
Industrials — 19.2%
AAR Corp.	18,720	282,485
Aceto Corp.	33,618	336,852
CBIZ, Inc.*	47,811	263,917
Ceco Environmental Corp.	37,810	334,618
Celadon Group, Inc.	20,770	355,167
Consolidated Graphics, Inc.*	14,580	430,256
Dolan Co. (The)*	78,183	361,987
Ducommun, Inc.*	44,650	609,026
GP Strategies Corp.*	17,420	335,335
Great Lakes Dredge & Dock Corp.	49,220	391,299
Greenbrier Cos., Inc.*	20,108	350,080
Marten Transport Ltd.	22,870	423,095
Navigant Consulting, Inc.*	27,070	281,257
Orion Marine Group, Inc.*	56,690	379,256
Pike Electric Corp.*	51,026	464,847
PowerSecure International, Inc.*	97,570	630,302
Saia, Inc.*	7,683	173,636
Schawk, Inc.	17,229	212,607
Vitran Corp., Inc.*	51,240	267,985
		6,884,007
Consumer Discretionary — 9.2%
Cache, Inc.*	55,653	153,046
Carriage Services, Inc.	19,070	202,714
Casual Male Retail Group, Inc.*	45,282	174,789
Fred's, Inc. - Class A	19,704	266,989
Hooker Furniture Corp.	23,790	324,496
Motorcar Parts of America, Inc.*	59,682	280,505
OfficeMax, Inc.	91,110	669,658
Perry Ellis International, Inc.*	16,800	346,752
Standard Motor Products, Inc.	18,580	348,932
Stein Mart, Inc.*	30,613	240,618
VOXX International Corp.*	48,600	302,292
		3,310,791
Information Technology — 9.0%
CIBER, Inc.*	75,632	235,972
Computer Task Group, Inc.*	23,110	431,002
CTS Corp.	34,593	286,430
EXFO, Inc.*	49,640	226,358
Global Cash Access Holdings, Inc.*	55,080	388,314
IXYS Corp.*	26,059	248,082
Perficient, Inc.*	28,680	326,092
Pericom Semiconductor Corp.*	31,762	245,520
Photronics, Inc.*	44,365	216,945
Rudolph Technologies, Inc.*	25,864	245,967
Westell Technologies, Inc.*	182,080	371,443
		3,222,125
Health Care — 8.2%
BioScrip, Inc.*	69,040	635,858
Cambrex Corp.*	20,430	246,794
Cross Country Healthcare, Inc.*	75,037	330,163
Healthways, Inc.*	29,000	282,170
Medical Action Industries, Inc.*	74,559	219,949
Omnicell, Inc.*	18,525	270,094
Symmetry Medical, Inc.*	56,030	513,235
US Physical Therapy, Inc.	16,360	436,812
		2,935,075
Consumer Staples — 5.2%
Chiquita Brands International, Inc.*	50,110	361,293
Nash Finch Co.	19,884	382,369
Omega Protein Corp.*	46,480	302,585
Overhill Farms, Inc.*	90,200	405,900
Spartan Stores, Inc.	29,880	429,077
		1,881,224
Utilities — 3.0%
Chesapeake Utilities Corp.	11,221	527,050
Unitil Corp.	20,793	552,887
		1,079,937
Energy — 3.0%
Basic Energy Services, Inc.*	26,920	279,699
Endeavour International Corp.*	39,932	289,906
North American Energy Partners, Inc.*	55,006	167,768
Petroquest Energy, Inc.*	52,500	320,250
		1,057,623
Materials — 2.6%
Great Panther Silver Ltd.*	205,470	410,940

4

Touchstone Micro Cap Value Fund (Continued)

		Market
	Shares	Value
Common Stocks — 91.2% (Continued)

Materials — (Continued)
PH Glatfelter Co.	29,042	$517,238
		928,178
Telecommunication Services — 2.2%
Neutral Tandem, Inc.	36,120	166,874
Premiere Global Services, Inc.*	44,704	379,984
USA Mobility, Inc.	21,735	240,172
		787,030
Total Common Stocks		$32,688,435
Investment Fund — 9.3%
Touchstone Institutional Money Market Fund^	3,313,108	3,313,108
Total Investment Securities —100.5%
(Cost $32,182,105)		36,001,543

Liabilities in Excess of Other Assets — (0.5%)		(169,722)

Net Assets — 100.0%		$35,831,821

*	Non-income producing security.

^	Affiliated Fund.

Portfolio Abbreviations:

REIT - Real Estate Investment Trust

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolio of Investments.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Common Stocks	32,688,435	—	—	32,688,435
Investment Fund	3,313,108	—	—	3,313,108
				$36,001,543

See accompanying Notes to Portfolio of Investments.

5

Portfolio of Investments

Touchstone Small Company Value Fund – October 31, 2012 (Unaudited)

		Market
	Shares	Value
Common Stocks — 100.5%

Industrials — 23.5%
ABM Industries, Inc.	41,010	$779,190
Brady Corp. - Class A	17,850	549,066
Briggs & Stratton Corp.	18,250	360,438
Con-way, Inc.	8,640	251,510
Curtiss-Wright Corp.	18,305	565,075
Harsco Corp.	27,230	544,328
Kaydon Corp.	29,570	661,185
Knight Transportation, Inc.	62,710	948,175
Knoll, Inc.	38,110	548,403
Primoris Services Corp.	27,170	379,565
Resources Connection, Inc.	52,950	653,403
Ritchie Bros Auctioneers, Inc.†	30,300	681,447
Ryder System, Inc.	13,160	593,779
United Stationers, Inc.	20,740	601,875
		8,117,439
Financials — 22.4%
Anworth Mortgage Asset Corp. REIT	54,230	332,972
Brookline Bancorp, Inc.	50,340	426,883
Capitol Federal Financial, Inc.	52,770	628,491
Dime Community Bancshares, Inc.	10,500	152,250
Evercore Partners, Inc. - Class A	23,590	658,161
First Financial Bancorp	23,620	370,834
Greenhill & Co., Inc.	9,900	472,428
Hanover Insurance Group, Inc. (The)	11,120	401,543
Hercules Technology Growth Capital, Inc.	49,360	533,088
Iberiabank Corp.	16,370	815,062
Infinity Property & Casualty Corp.	8,790	501,997
KBW, Inc.	47,480	771,550
Manning & Napier, Inc.	29,620	385,356
Potlatch Corp. REIT	13,810	531,409
Spirit Realty Capital, Inc. REIT*	28,840	471,246
Sterling BanCorp.	28,790	274,944
		7,728,214
Consumer Discretionary — 12.0%
Columbia Sportswear Co.†	8,870	500,268
Dana Holding Corp.	29,410	387,036
Ethan Allen Interiors, Inc.	10,830	318,510
Finish Line, Inc. (The) - Class A	14,810	308,122
Fred's, Inc. - Class A	13,350	180,892
Guess?, Inc.	20,620	510,964
Hillenbrand, Inc.	24,170	494,760
Men's Wearhouse, Inc. (The)	15,340	502,999
Regis Corp.	17,010	283,387
Sotheby's	19,760	615,129
Stewart Enterprises, Inc. - Class A	7,230	56,177
		4,158,244
Information Technology — 11.3%
ADTRAN, Inc.†	24,850	419,716
Brooks Automation, Inc.	69,990	505,328
Cohu, Inc.	35,740	314,512
Intersil Corp. - Class A	79,430	559,982
Methode Electronics, Inc.	45,580	461,270
Micrel, Inc.	80,400	779,076
MKS Instruments, Inc.	13,790	325,858
Tessera Technologies, Inc.	37,250	527,832
		3,893,574
Energy — 10.0%
Bristow Group, Inc.	14,200	708,864
CARBO Ceramics, Inc.†	11,580	856,341
EXCO Resources, Inc.†	83,310	674,811
Tidewater, Inc.	7,430	352,999
Tsakos Energy Navigation Ltd.	49,040	213,324
W&T Offshore, Inc.	39,200	664,440
		3,470,779
Materials — 9.6%
AMCOL International Corp.	14,500	457,910
Globe Specialty Metals, Inc.	39,470	593,234
Haynes International, Inc.	9,540	483,487
Kaiser Aluminum Corp.	2,815	170,533
Koppers Holdings, Inc.	4,990	178,143
Noranda Aluminum Holding Corp.	99,470	609,751
Schnitzer Steel Industries, Inc. - Class A	16,620	473,836
Titanium Metals Corp.	28,510	333,852
		3,300,746
Health Care — 5.0%
Meridian Bioscience, Inc.	31,900	630,025
Quality Systems, Inc.	21,170	369,416
STERIS Corp.	20,335	724,129
		1,723,570
Consumer Staples — 4.9%
Andersons, Inc. (The)	15,110	593,521
Fresh del Monte Produce, Inc.	23,610	594,264
Universal Corp.	10,160	503,530
		1,691,315
Utilities — 1.8%
Black Hills Corp.	17,750	634,918
Total Common Stocks		$34,718,799
Investment Funds — 9.2%
Invesco Government & Agency Portfolio, Institutional Class**	3,055,060	3,055,060
Touchstone Institutional Money Market Fund^	114,657	114,657
Total Investment Funds		$3,169,717
Total Investment Securities —109.7%
(Cost $38,549,403)		37,888,516
Liabilities in Excess of Other Assets — (9.7%)		(3,342,293)

Net Assets — 100.0%		$34,546,223

6

Touchstone Small Company Value Fund (Continued)

†	All or a portion of the security is on loan. The total value of the securities on loan as of October 31, 2012 was $3,022,237.

*	Non-income producing security.

**	Represents collateral for securities loaned.

^	Affiliated Fund.

Portfolio Abbreviations:

REIT - Real Estate Investment Trust

Other Informations:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolio Investments.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Common Stocks	$34,718,799	$—	$—	$34,718,799
Investment Funds	3,169,717	—	—	3,169,717
				$37,888,516

See accompanying Notes to Portfolio Investments.

7

Portfolio of Investments

Touchstone Strategic Income Fund – October 31, 2012 (unaudited)

Principal		Market
Amount		Value
	Corporate Bonds — 33.3%

	Financials — 13.1%
$375,000	American Financial Group, Inc.,
	9.875%, 6/15/19	$490,984
2,000,000	American Tower Corp.,
	4.500%, 1/15/18	2,214,728
1,000,000	AXA SA, 144a, 6.379%, 12/29/49(A)	935,000
2,240,000	BioMed Realty LP, 3.850%, 4/15/16	2,358,447
400,000	Capital One Capital V,
	10.250%, 8/15/39	412,000
400,000	Capital One Capital VI,
	8.875%, 5/15/40	410,332
1,750,000	Charles Schwab Corp. (The),
	7.000%, 2/28/49(A)	2,006,252
1,000,000	Cullen/Frost Capital Trust II,
	1.968%, 3/1/34(A)	799,159
4,101,000	DDR Corp. MTN, 7.500%, 7/15/18	5,093,348
1,850,000	Export-Import Bank of Korea,
	4.375%, 9/15/21	2,079,361
425,000	Export-Import Bank of Korea,
	8.125%, 1/21/14	459,810
2,000,000	Ford Motor Credit Co. LLC,
	4.250%, 2/3/17	2,132,152
3,600,000	General Electric Capital Corp., Ser A,
	7.125%, 12/15/49(A)	4,118,724
1,600,000	Goldman Sachs Capital II,
	4.000%, 6/1/43(A)	1,264,640
2,000,000	HCP, Inc. MTN, 6.700%, 1/30/18	2,413,584
2,250,000	Hutchison Whampoa International 11 Ltd., 144a, 3.500%, 1/13/17	2,390,040
1,700,000	JPMorgan Chase & Co.,
	7.900%, 4/29/49(A)	1,957,941
1,625,000	PNC Financial Services Group, Inc.,
	6.750%, 7/29/49(A)	1,873,934
500,000	PNC Financial Services Group, Inc.,
	8.250%, 5/29/49(A)	517,852
3,600,000	Wachovia Capital Trust III,
	5.570%, 3/29/49(A)	3,573,000
		37,501,288

	Consumer Discretionary — 8.1%
1,000,000	BorgWarner, Inc., 5.750%, 11/1/16	1,134,244
1,250,000	Dana Holding Corp., 6.500%, 2/15/19	1,304,688
1,950,000	Darden Restaurants, Inc.,
	4.500%, 10/15/21	2,154,420
1,000,000	DIRECTV Holdings LLC,
	5.200%, 3/15/20	1,151,721
1,000,000	Interpublic Group of Cos., Inc. (The),
	6.250%, 11/15/14	1,080,000
1,075,000	Lear Corp., 7.875%, 3/15/18	1,167,719
1,250,000	Macy's Retail Holdings, Inc.,
	6.650%, 7/15/24	1,558,758
1,930,000	MGM Resorts International,
	4.250%, 4/15/15	1,978,250
2,560,000	Newell Rubbermaid, Inc.,
	4.000%, 6/15/22	2,731,287
1,815,000	O'Reilly Automotive, Inc.,
	3.800%, 9/1/22	1,934,075
2,000,000	Pernod-Ricard SA, 144a,
	2.950%, 1/15/17	2,109,400
850,000	Staples, Inc., 9.750%, 1/15/14	933,692
2,000,000	Toll Brothers Finance Corp.,
	5.875%, 2/15/22	2,260,978
1,830,000	Visteon Corp., 6.750%, 4/15/19	1,882,612
		23,381,844
	Industrials — 3.7%
1,910,000	Asciano Finance Ltd., 144a,
	3.125%, 9/23/15	1,946,771
1,670,000	B/E Aerospace, Inc., 5.250%, 4/1/22	1,740,975
2,000,000	Cintas Corp. No 2, 4.300%, 6/1/21	2,245,666
840,000	Continental Airlines 2012-2 Class A
	Pass Thru Certificates,
	4.000%, 10/29/24	873,600
995,000	Delta Air Lines 2012-1 Class A Pass
	Through Trust, 4.750%, 5/7/20	1,053,456
2,725,000	Ryder System, Inc. MTN,
	2.500%, 3/1/18	2,769,952
		10,630,420
	Materials — 3.4%
1,000,000	AngloGold Ashanti Holdings PLC,
	5.375%, 4/15/20	1,052,478
1,525,000	FMG Resources August 2006 Pty Ltd.,
	144a, 7.000%, 11/1/15	1,540,250
2,000,000	Freeport-McMoRan Copper & Gold,
	Inc., 3.550%, 3/1/22	2,036,396
2,000,000	Rio Tinto Finance USA Ltd.,
	3.500%, 11/2/20	2,128,240
2,200,000	Westvaco Corp., 8.200%, 1/15/30	2,973,221
		9,730,585
	Energy — 2.9%
1,800,000	Enbridge Energy Partners LP,
	4.200%, 9/15/21	1,986,678
2,000,000	Enterprise Products Operating LLC,
	4.050%, 2/15/22	2,231,346
850,000	Gazprom OAO Via Gaz Capital SA,
	144a, 7.510%, 7/31/13	887,120
1,500,000	Kinder Morgan Energy Partners LP,
	3.950%, 9/1/22	1,639,214
875,000	SSE PLC MTN (GBP), 5.453%, 9/29/49(A)	1,468,523
		8,212,881
	Information Technology — 1.1%
1,760,000	CA, Inc., 5.375%, 12/1/19	2,048,172
1,000,000	KLA-Tencor Corp., 6.900%, 5/1/18	1,205,283
		3,253,455
	Health Care — 0.6%
1,500,000	Cigna Corp., 4.000%, 2/15/22	1,639,446

8

Touchstone Strategic Income Fund (Continued)

Principal		Market
Amount		Value
	Corporate Bonds — 33.3% (Continued)

	Utilities — 0.4%
$1,000,000	NextEra Energy Capital Holdings, Inc.,
	6.650%, 6/15/67(A)	$1,082,500
	Total Corporate Bonds	$95,432,419

	Sovereign Government Obligations — 5.7%
1,870,000	Brazil Notas do Tesouro Nacional Serie
	F (BRL), 10.000%, 1/1/14	944,954
1,900,000	Brazil Notas do Tesouro Nacional Serie
	F (BRL), 10.000%, 1/1/17	982,299
4,300,000	New Zealand Government Bond
	(NZD), 6.000%, 12/15/17	4,068,228
7,500,000	Poland Government Bond (PLN),
	5.000%, 4/25/16	2,424,318
3,700,000	Province of British Columbia (CAD),
	5.300%, 6/18/14	3,947,989
1,850,000	Province of New Brunswick Canada
	(CAD), 4.300%, 12/3/15	2,007,651
1,800,000	South Australian Government
	Financing Authority (AUD),
	5.750%, 9/20/17	2,043,207
	Total Sovereign Government Obligations	$16,418,646

	U.S. Treasury Obligations — 5.2%
4,607,998	FHLMC REMIC, Ser 2638 Class ST,
	7.436%, 2/15/18(A)	267,996
3,658,243	FHLMC REMIC, Ser 3199 Class DS,
	6.936%, 8/15/36(A)	703,880
5,804,705	FNMA REMIC, Ser 2008-60, Class SA,
	6.289%, 7/25/38(A)	945,357
14,538,509	GNMA, Ser 2011-126, Class IO,
	1.622%, 4/16/53(A)	1,214,634
19,537,831	GNMA, Ser 2011-64, Class IX,
	1.123%, 10/16/44(A)	1,291,040
18,382,799	GNMA, Ser 2011-78, Class IX,
	1.269%, 8/16/46(A)	1,340,547
6,669,998	GNMA, Ser 2011-83, Class NI,
	4.500%, 10/16/37	902,327
19,714,948	GNMA, Ser 2012-33, Class IO,
	1.348%, 6/16/52(A)	1,524,557
17,600,751	GNMA, Ser 2012-46, Class IO,
	1.421%, 9/16/53(A)	1,383,366
16,686,192	GNMA, Ser 2012-67, Class IO,
	1.675%, 10/16/53(A)	1,570,805
9,948,269	GNMA, Ser 2012-86, Class IO,
	1.294%, 12/16/53(A)	819,847
3,000,000	U.S. Treasury Note, 1.625%, 8/15/22	2,983,593
	Total U.S. Treasury Obligations	$14,947,949

	Commercial Mortgage-Backed Securities — 2.0%
1,738,000	Citigroup Commercial Mortgage Trust,
	Ser 2006-C5, Class A4,
	5.431%, 10/15/49	2,006,578
872,187	Greenwich Capital Commercial
	Funding Corp., Ser 2004-GG1, Class
	A7, 5.317%, 6/10/36(A)	916,974
1,600,000	LB-UBS Commercial Mortgage Trust,
	Ser 2006-C6, Class A4,
	5.372%, 9/15/39	1,847,589
1,000,000	Morgan Stanley Capital I Trust
	2003-IQ6, Ser 2003-IQ6, Class C,
	144a, 5.126%, 12/15/41(A)	1,002,662
	Total Commercial Mortgage-Backed Securities	$5,773,803

	Asset-Backed Securities — 3.0%
1,026,015	ACS Pass Through Trust, Ser 2006-1A,
	Class G1, 144a, 0.484%, 6/20/31(A)	928,544
1,665,000	Ally Auto Receivables Trust, Ser
	2010-5, Class B, 144a,
	2.450%, 6/15/16	1,728,831
750,000	CarMax Auto Owner Trust, Ser 2011-1,
	Class B, 2.630%, 11/15/16	780,393
1,328,032	Conseco Financial Corp., Ser 1998-4,
	Class A7, 6.870%, 4/1/30(A)	1,425,135
1,100,000	Ford Credit Auto Owner Trust, Ser
	2010-A, Class B, 2.930%, 11/15/15	1,137,261
912,127	Mid-State Capital Corp. Trust, Ser
	2005-1, Class M2, 7.079%, 1/15/40	953,268
1,541,111	RAMP Trust, Ser 2003-RZ5, Class A7,
	4.970%, 9/25/33(B)	1,585,022
	Total Asset-Backed Securities	$8,538,454

	U.S. Government Mortgage-Backed Obligations — 1.8%
82,494	FHLMC, Pool #972110,
	2.366%, 10/1/32(A)	84,149
265,245	FHLMC, Pool #G03170, 6.500%, 8/1/37	301,653
285,429	FHLMC, Pool #G12780, 6.500%, 9/1/22	318,638
39,031	FNMA, Pool #738900,
	2.935%, 7/1/18(A)	39,778
366,590	FNMA, Pool #844415, 5.500%, 10/1/35	404,317
1,299,351	FNMA, Pool #AB1952, 4.000%, 12/1/40	1,441,121
957,102	FNMA, Pool #AB1953, 4.000%, 12/1/40	1,052,109
1,298,229	FNMA, Pool #AB3387, 4.000%, 8/1/41	1,393,331
	Total U.S. Government Mortgage-Backed Obligations	$5,035,096

	Non-Agency Collateralized Mortgage Obligations — 0.9%
282,772	Bear Stearns Asset Backed Securities
	Trust, Ser 2003-AC7, Class A2,
	5.750%, 1/25/34(B)	294,126
753,064	Countrywide Alternative Loan Trust,
	Ser 2004-30CB, Class 3A1,
	5.000%, 2/25/20	777,286
16,390	Merrill Lynch Mortgage Investors, Inc.,
	Ser 2003-A1, Class 2A,
	2.655%, 12/25/32(A)	16,980

9

Touchstone Strategic Income Fund (Continued)

Principal		Market
Amount		Value
	Non-Agency Collateralized Mortgage
	Obligations — 0.9% (Continued)
$636,092	RALI Trust, Ser 2004-QS6, Class A1,
	5.000%, 5/25/19	$644,938
619,962	Wells Fargo Mortgage Backed
	Securities Trust, Ser 2004-X, Class
	1A5, 2.663%, 11/25/34(A)	628,050
292,989	Wells Fargo Mortgage Backed
	Securities Trust, Ser 2006-3, Class
	A1, 5.500%, 3/25/36	295,713
	Total Non-Agency Collateralized
	Mortgage Obligations	$2,657,093
	Term Loan — 0.9%
	Financials — 0.9%
2,710,000	VML US Finance LLC Loan Tranche
	Term Loan, 0.737%, 11/15/16	2,611,762
	Total Term Loan	$2,611,762
Shares
	Preferred Stocks — 31.9%
	Financials — 21.7%
54,000	Alexandria Real Estate Equities, Inc., Ser E, 6.45%	1,430,460
30,000	Allianz SE, 8.38%	775,314
46,000	American Financial Group, Inc., 7.00%	1,250,280
33,069	Ameriprise Financial, Inc., 7.75%	947,427
75,000	Arch Capital Group Ltd., Ser C, 6.75%	2,019,750
70,400	Aviva PLC, 8.25%	1,965,568
70,847	CBL & Associates Properties, Inc., Ser D, 7.38%	1,805,182
74,225	Citigroup Capital VII, 7.13%	1,889,768
30,000	Citigroup Capital XIII, 7.88%(A)	834,300
20,000	CommonWealth REIT, Ser E, 7.25%	526,600
60,000	Corporate-Backed Trust Certificates, Ser AIG, 6.13%	1,491,000
20,500	Corporate-Backed Trust Certificates, Ser HSBC, 6.25%	515,575
26,500	Countrywide Capital IV, 6.75%	666,210
71,800	Credit Suisse AG, 7.90%	1,863,210
95,000	Digital Realty Trust, Inc., Ser E, 7.00%	2,612,500
36,000	Duke Realty Corp., Ser K, 6.50%	909,720
147,505	Endurance Specialty Holdings Ltd., Ser B, 7.50%	4,035,737
37,000	First Niagara Financial Group, Inc., Ser B, 8.63%(A)	1,080,030
1,000	First Tennessee Bank NA, 144a, 3.75%(A)	708,125
31,800	Harris Preferred Capital Corp., Ser A, 7.38%	827,436
20,000	Health Care REIT, Inc., Ser I, 6.50%	1,126,000
47,300	JPMorgan Chase Capital XXIX, 6.70%	1,244,463
66,880	Kimco Realty Corp., Ser H, 6.90%	1,834,518
92,526	Kimco Realty Corp., Ser I, 6.00%	2,381,619
87,000	Lloyds Banking Group PLC, 7.75%	2,412,510
24,800	Merrill Lynch Preferred Capital Trust III, 7.00%	624,712
43,100	Morgan Stanley Capital Trust VIII, 6.45%	1,080,517
76,000	PNC Financial Services Group, Inc., Ser P, 6.13%(A)	2,128,000
46,000	PS Business Parks, Inc., Ser S, 6.45%	1,236,480
67,000	PS Business Parks, Inc., Ser U, 5.75%	1,675,670
92,000	Public Storage, 5.90%	2,483,080
37,000	Public Storage, Ser P, 6.50%	1,011,210
70,800	Realty Income Corp., Ser F, 6.63%	1,924,344
75,000	Regency Centers Corp., Ser 6, 6.63%	2,025,000
102,000	Renaissancere Holdings Ltd., Ser C, 6.08%	2,574,480
18,500	Stifel Financial Corp., 6.70%	494,505
73,200	US Bancorp, Ser F, 6.50%(A)	2,164,524
70,000	US Bancorp, Ser G, 6.00%(A)	2,009,000
73,775	Vornado Realty LP, 7.88%	2,057,585
26,000	Vornado Realty Trust, Ser J, 6.88%	716,040
30,000	Wells Fargo Capital XII, 7.88%	775,500
		62,133,949
	Utilities — 3.6%
35,000	Alabama Power Co., 6.45%	1,015,000
23,000	Constellation Energy Group, Inc., Ser A, 8.63%	604,670
68,400	DTE Energy Co., 5.25%	1,742,832
51,000	DTE Energy Co., 6.50%	1,452,480
20,000	Entergy Louisiana LLC, 5.88%	564,000
30,000	Entergy Mississippi, Inc., 6.00%	831,600
20,000	Georgia Power Co., Ser 07-A, 6.50%	2,241,250
17,184	Southern California Edison Co., 4.32%(A)	1,724,308
		10,176,140
	Industrials — 2.7%
108,550	Seaspan Corp., 0.06%	3,027,460
68,000	Stanley Black & Decker, Inc., 5.75%	1,798,600
51,000	United Technologies Corp., 7.50%	2,773,380
		7,599,440
	Consumer Discretionary — 2.1%
78,500	General Motors Co., Ser B, 4.75%	3,188,670
57,000	Telephone & Data Systems, Inc., 6.88%	1,581,750
46,700	United States Cellular Corp., 6.95%	1,298,727
		6,069,147
	Materials — 1.2%
86,950	AngloGold Ashanti Holdings Finance
	PLC, 6.00%	3,515,388
	Energy — 0.6%
39,500	Apache Corp., Ser D, 6.00%	1,843,070
	Total Preferred Stocks	$91,337,134

10

Touchstone Strategic Income Fund (Continued)

		Market
Shares		Value
	Common Stocks — 11.6%
	Financials — 4.0%
80,000	American Capital Agency Corp. REIT	$2,641,600
156,101	Annaly Capital Management, Inc. REIT	2,519,470
197,000	CYS Investments, Inc. REIT	2,643,740
81,982	Hospitality Properties Trust REIT	1,895,424
82,250	Starwood Property Trust, Inc. REIT	1,885,170
		11,585,404
	Utilities — 2.2%
19,730	NextEra Energy, Inc.	1,382,284
70,970	PPL Corp.*	3,844,445
24,910	Wisconsin Energy Corp.	958,288
		6,185,017
	Health Care — 1.5%
23,155	Covidien PLC (Iran)	1,272,367
69,768	Pfizer, Inc.	1,735,130
29,689	Roche Holding AG ADR	1,425,666
		4,433,163
	Energy — 1.4%
37,000	BP PLC ADR	1,586,930
25,000	Valero Energy Corp.	727,500
47,000	Williams Cos., Inc. (The)	1,644,530
		3,958,960
	Telecommunication Services — 1.3%
33,728	BCE, Inc. (Canada)	1,472,564
560,000	Telstra Corp. Ltd. (Australia)	2,406,627
		3,879,191
	Information Technology — 0.5%
35,421	Analog Devices, Inc.	1,385,315
	Consumer Staples — 0.4%
31,850	Altria Group, Inc.	1,012,830
	Industrials — 0.3%
13,500	Rockwell Automation, Inc.	959,310
	Total Common Stocks	$33,399,190
	Investment Funds — 3.8%
135,400	American Income Fund, Inc.	1,164,440
23,600	Eaton Vance Tax-Advantaged
	Dividend Income Fund	403,324
16,500	SPDR Gold Shares*	2,753,190
6,544,897	Touchstone Institutional Money
	Market Fund^	6,544,897
	Total Investment Funds	$10,865,851

Market
Value
Total Investment Securities —100.1%
(Cost $271,878,816)	$287,017,397
Liabilities in Excess of Other Assets — (0.1%)	(338,204)
Net Assets — 100.0%	$286,679,193

(A)	Variable rate security - the rate reflected is the rate in effect as of October 31, 2012.

(B)	Step Bond. A bond that pays an initial interest rate for the first period and then a higher interest rate for the following periods until maturity. The interest rate shown reflects the rate in effect at October 31, 2012.

* Non-income producing security.

^ Affiliated Fund.

Portfolio Abbreviations:

ADR - American Depositary Receipt

AUD - Austrailian Dollar

BRL - Brazilian Real

EUR - Euro

FHLMC - Federal Home Loan Mortgage Association

FNMA - Federal National Mortgage Association

GBP - British Pound

GNMA - Government Naional Mortgage Association

NZD - New Zealand Dollar

PCL - Public Company Limited

PLN - Polish Zlty

LLC - Limited Liability Company

MTN - Medium Term Note

PLC - Public Limited Company

REIT - Real Estate Investment Trust

11

Touchstone Strategic Income Fund (Continued)

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolio of Investments.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$95,432,419	$—	$95,432,419
Sovereign Government Obligations	—	16,418,646	—	16,418,646
U.S. Treasury Obligations	—	14,947,949	—	14,947,949
Asset-Backed Securities	—	8,538,454	—	8,538,454
Commercial Mortgage-Backed Securities	—	5,773,803	—	5,773,803
U.S. Government Mortgage-Backed Obligations	—	5,035,096	—	5,035,096
Non-Agency Collateralized Mortgage Obligations	—	2,657,093	—	2,657,093
Preferred Stocks	91,337,134	—	—	91,337,134
Common Stocks	33,399,190	—	—	33,399,190
Term Loan	—	2,611,762	—	2,611,762
Investment Funds	10,865,851	—	—	10,865,851

Description	Level 1	Level 2	Level 3	Total
Other Financial Instruments*
Assets
Forward Currency Contracts	$—	$81,836	$—	$81,836
Future Contracts	110,000	—	—	110,000
Liabilities:
Forward Currency Contracts	$—	$(71,540)	$—	$(71,540)

* Other Financial Instruments are derivative instruments not reflected in total investments. Amounts shown represent unrealized appreciation (depreciation).

12

Touchstone Strategic Income Fund (Continued)

Futures Contracts

The Fund had the following futures contracts, brokered by Morgan Stanley, open at October 31, 2012:

				Unrealized
	Expiration	Number of	Notional	Appreciation/
Description	Date	Contracts	Value	(Depreciation)
CBOE Volatility Index	November 2012	100	1,785,000	110,000

Forward Foreign Currency Exchange Contracts

						Unrealized
		Contract to				Appreciation/
Counterparty	Value Date	Receive		Deliver		(Depreciation)
Brown Brothers Harriman	11/05/2012	BRL	3,770,000	USD	1,857,143	$(2,245)
Brown Brothers Harriman	11/05/2012	USD	1,934,822	BRL	3,770,000	79,925
Brown Brothers Harriman	11/14/2012	USD	6,675,894	EUR	5,150,000	(110)
Brown Brothers Harriman	11/27/2012	USD	4,138,800	AUD	4,000,000	(4,251)
Brown Brothers Harriman	01/18/2013	USD	3,464,940	NZD	4,300,000	(52,607)
Brown Brothers Harriman	01/31/2013	USD	1,834,550	BRL	3,770,000	1,911
Brown Brothers Harriman	03/25/2013	USD	2,300,614	PLN	7,500,000	(12,327)
						$10,296

See accompanying Notes to Portfolio of Investments.

13

Notes to Portfolios of Investments

October 31, 2012 (Unaudited)

Security valuation and fair value measurements— All investments in securities are recorded at their estimated fair value. The Funds use various methods to measure fair value of their portfolio securities on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. These inputs are summarized in the three broad levels listed below:

• Level 1 –	quoted prices in active markets for identical securities

• Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market instruments are valued using amortized cost, in accordance with rules under The 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2. Transfers in and out of the levels are recognized at the value at the end of the period.

The aggregate value by input level, as of October 31, 2012, for each Fund’s investments, as well as a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining value, if applicable, is included in each Fund’s Portfolio of Investments, which also includes a breakdown of the Fund’s investments by geographic/industry concentration. There were no level 3 securities for the Funds during the period.

During the period ended October 31, 2012, there were no significant transfers between Levels 1, 2 and 3.

The Funds’ portfolio securities are valued as of the close of the regular session of trading on the New York Stock Exchange (currently 4:00 p.m., Eastern time). Portfolio securities traded on stock exchanges are valued at the last sale price, and to the extent these securities are actively traded, they are categorized in Level 1 of the fair value hierarchy. Portfolio securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Securities not traded on a particular day, or for which the last sale price is not readily available, are valued at their last broker-quoted bid prices as obtained from one or more of the major market makers for such securities by an independent pricing service and are categorized in Level 2. While this method provides consistency in valuation (and may only be used if it approximates market value), it may result in periods during which value, as determined by amortized cost, is higher or lower than the price that would be received if the Fund sold the investment. Debt securities for which market quotations are readily available are valued at their most recent bid prices as obtained from one or more of the major market makers for such securities by an independent pricing service and are categorized in Level 2. Money market instruments and other debt securities with a remaining maturity of less than 60 days are valued at amortized cost, which approximates market value and are categorized in Level 2. Securities for which market quotations or the NOCP are not readily available are valued based on fair value as determined by or under the direction of the Board ofTrustees and are categorized in Level 3. Shares of open end mutual funds in which the Funds invest are valued at their respective net asset values (“NAV”) as reported by the underlying funds and are categorized in Level 1. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security’s last trade and the time at which a Fund calculates its net asset value. The closing prices of such securities may no longer reflect their market value at the time the Fund calculates its net asset value if an event that could materially affect the value of those securities (a “Significant Event”) has occurred between the time of the security’s last close and the time that the Fund calculates its net asset value.

14

Notes to Portfolios of Investments (Continued)

Certain Funds invest in securities of other investment companies, including exchange traded funds (“ETFs”), open-end funds and closed-end funds. Open-end funds are investment companies that issue new shares continuously and redeem shares daily. Closed-end funds are investment companies that typically issue a fixed number of shares that trade on a securities exchange or over-the-counter. An ETF is an investment company that seeks to track the performance of an index by holding in its portfolio shares of all the companies, or a representative sample of the companies, that are components of a particular index. ETFs are traded on a securities exchange based on their market value. The risks of investment in other investment companies typically reflect the risks of the types of securities in which investment companies invest. Investments in ETFs and closed-end funds are subject to the additional risk that shares of the fund may trade at a premium or discount to their NAV per share. When a Fund invests in another investment company, shareholders of the Fund bear their proportionate share of the other investment company’s fees and expenses, including operating, registration, trustee, licensing and marketing, as well as their share of the Fund’s fees and expenses.

A Significant Event may relate to a single issuer or to an entire market sector. If the Advisor or Sub-Advisor of a Fund becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Fund calculates its net asset value, it may request that a Fair Value Committee Meeting be called. In addition, the Funds’ Administrator or Sub-Administrator monitors price movements among certain selected indices, securities and/or baskets of securities that may be an indicator that the closing prices received earlier from foreign exchanges or markets may not reflect market value at the time the Fund calculates its net asset value. If price movements in a monitored index or security exceed levels established by the Advisor, the Sub-Administrator notifies the Advisor or Sub-Advisor for any Fund holding the relevant securities that such limits have been exceeded. In such event, the Advisor makes the determination whether a Fair Value Committee meeting should be called based on the information provided. These securities are categorized in Level 3.

Futures Contracts ——A fund may buy and sell futures contracts and related options to manage its exposure to changing interest rates and securities prices. Some strategies reduce a Fund’s exposure to price fluctuations, while others tend to increase its market exposure. Futures and options on futures can be volatile instruments and involve certain risks that could negatively impact a Fund’s return. In order to avoid leveraging and related risks, when a Fund purchases futures contracts, it will collateralize its position by depositing an amount of cash or liquid securities, equal to the market value of the futures positions held, less margin deposits, in a segregated account with its custodian or otherwise “cover” its position in a manner consistent with the 1940 Act or the rules of the Securities and Exchange Commission interpretations thereunder. Collateral equal to the current market value of the futures position will be marked to market on a daily basis.

When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of ) the closing transactions and the Fund’s basis in the contract. Risks of entering into futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market resulting in an inability to close a futures position prior to its maturity date. Third, the purchase of a futures contract involves the risk that the funds could lose more than the original margin deposit required to initiate the futures transaction. Finally, the risk exists that losses could exceed amounts disclosed on the Statements of Assets and Liabilities. There is minimal counterparty credit risk involved in entering into futures contracts since they are exchange-traded instruments and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. As of October 31, 2012, the Strategic Income Fund held future contracts as shown on the Portfolio of Investments and had cash in the amount of $800,000 held as collateral for future contracts.

Foreign currency translation—The books and records of the Funds are maintained in U.S. dollars and translated into U.S. dollars on the following basis:

15

Notes to Portfolios of Investments (Continued)

(1)	market value of investment securities, assets and liabilities at the current rate of exchange on the valuation date; and

(2)	purchases and sales of investment securities, income and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.

The Funds do not isolate that portion of gains and losses on investments in equity securities that is due to changes in the foreign exchange rates from that which is due to changes in market prices of equity securities.

Forward foreign currency contracts——A forward foreign currency contract is an agreement between two parties to buy and sell a specific currency at a price that is set on the date of the contract. The forward contract calls for delivery of the currency on a future date that is specified in the contract. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral, the risk that currency movements will not occur thereby reducing the Fund’s total return, and the potential for losses in excess of the Fund’s initial investment.

The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked to market daily and the change in value is recorded by a Fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency.

During the period ended October 31, 2012, the Funds used forward foreign currency contracts to enhance potential gains, hedge against anticipated currency exchange rates, maintain diversity and liquidity of the portfolio and adjust exposure to foreign currencies.

Portfolio securities loaned— Each Fund may lend its portfolio securities. Lending portfolio securities exposes a Fund to the risk that the borrower may fail to return the loaned securities or may not be able to provide additional collateral or that the Fund may experience delays in recovery of the loaned securities or loss of rights in the collateral if the borrower fails financially. To minimize these risks, the borrower must agree to maintain cash collateral with the Funds’ custodian in an amount at least equal to the market value of the loaned securities. The loaned securities are secured by collateral valued at least equal, at all times, to the market value of the securities loaned plus accrued interest. When the collateral falls below specified amounts, the lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the security lending agreement.The cash collateral is reinvested by the Funds’custodian into an approved investment vehicle.

As of October 31, 2012, the following Funds loaned securities and received collateral as follows:

	Market Value of	Market Value of
	Securities	Collateral
Fund	Loaned	Received
International Value Fund	$516,271	$523,438
Small Company Value Fund	3,022,237	3,055,060

All collateral received as cash is received, held and administered by the Funds’ custodian for the benefit of the Funds in the applicable custody account or other account established for the purpose of holding collateral.

Funds participating in securities lending receive compensation in the form of fees, or retain a portion of interest or dividends on the investment of any cash received as collateral. The Funds also continue to receive interest or dividends on the securities loaned.

16

Notes to Portfolios of Investments (Continued)

Unrealized gain or loss on the fair value of the securities loaned that may occur during the term of the loan is recognized by the Funds. The Funds have the right under the lending agreement to recover the securities from the borrower on demand.

Security transactions— Security transactions are reflected for financial reporting purposes as of the trade date, which may cause the NAV as stated in the accompanying financial statements to be different than the NAV applied to Fund share transactions. Realized gains and losses on sales of portfolio securities are calculated using the identified cost basis.

Federal Tax Information— As of October 31, 2012, the Funds had the following federal tax cost resulting in net unrealized appreciation (depreciation) as follows:

				Net
		Gross	Gross	Unrealized
	Federal Tax	Unrealized	Unrealized	Appreciation
Fund	Cost	Appreciation	Depreciation	(Depreciation)
International Value Fund	$112,680,806	$1,242,686	$(4,651,229)	$(3,408,543)
Mirco Cap Value Fund	32,182,105	5,842,520	(2,023,082)	3,819,438
Small Company Value Fund	38,549,403	876,569	(1,537,456)	(660,887)
Strategic Income Fund	271,878,816	17,713,524	(2,574,943)	15,138,581

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Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Touchstone Strategic Trust

By (Signature and Title)*	/s/ Jill T. McGruder
Jill T. McGruder, President
(principal executive officer)

Date	12/14/12

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Jill T. McGruder
Jill T. McGruder, President
(principal executive officer)

Date	12/14/12

By (Signature and Title)*	/s/ Terrie A. Wiedenheft
Terrie A. Wiedenheft, Controller and Treasurer
(principal financial officer)

Date	12/14/12

* Print the name and title of each signing officer under his or her signature.

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